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                         Securities Exchange Commission
                                 Judiciary Plaza
                                450 5th Street NW
                              Washington, DC 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


                           Name and Address of Issuer:


                             NRM INVESTMENT COMPANY
                           ROSEMONT BUSINESS CAMPUS #1
                               919 CONESTOGA ROAD
                              BUILDING 1, SUITE 112
                                ROSEMONT PA 19010
                                  610 527-7009

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                       Securities Act File Number 2-66073
                       ----------------------------------


                    Investment Company File Number 811 02995
                    ----------------------------------------


                           Fiscal Year ending 8/31/04
                           --------------------------


         In connection with the above captioned Registration Statement with respect to which the Corporation has filed a declaration authorized by paragraph
(a)(1) Rule 24 f-2, under the Investment Company Act of 1940 we are hereby filing a Rule 24 f-2 Notice to inform you of the following:

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October 30, 2001
Securities Exchange Commission
Page Two
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             Calculation of registration fee:


(i)          Aggregate sale price of securities sold during the fiscal year pursuant to           $52.00
             section 24(f):

(ii)         Aggregate price of securities redeemed or repurchased during the                      37.00
             fiscal year:

(iii)        Aggregate price of securities redeemed or repurchased during any prior                 0.00
             fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
             Commission:

(iv)         Total available redemption credits [add Items 5(ii) and 5(iii)]:                      37.00

(v)          Net sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              15.00
             from Item 5(i)]:

(vi)         Redemption credits available for use in future years - if Item 5(i) is less               0
             than 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)        Multiplier for determining registration fee (See Instruction C.9):                 .0002367

(viii)       Registration fee due (multiply Item 5(v) by Item 5(vii)] (enter "0" if no                 0
             fee is due):

Total of the amount of the registration fee due plus any
 interest due [line 5(viii) plus line 7}:                                                              0

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         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


                                                      s/Edward Fackenthal
                                                      ---------------------
                                                      Edward Fackenthal
                                                      Assistant Secretary